As filed with the Securities and Exchange Commission on April 13, 2026
1933 Act Registration No. 333-294293

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 1
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
(Exact Name of Registrant as Specified in Charter)
John Morriss, President
1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (260) 455-2000
Paul T. Chryssikos, Esquire
Lincoln Financial
150 N. Radnor-Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copies of all communications to:
Robert A. Robertson, Esquire
Dechert, LLP
US Bank Tower
633 West 5th Street, Suite 4900
Los Angeles, CA 90071-2013
Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of securities being registered: Shares of beneficial interest, without par value, of the Acquiring Fund, a series of the Registrant.
It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.
No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP American Century Large Company Value Fund

1301 South Harrison Street

Fort Wayne, Indiana 46802

866-436-8717

PROXY STATEMENT/PROSPECTUS

April 13, 2026

Introduction

This proxy statement/prospectus (the “Proxy Statement/Prospectus”) is being furnished to shareholders of the LVIP American Century Large Company Value Fund (the “Acquired Fund”) and to annuity and insurance contract owners (“Contract Owner”) who beneficially own shares of the Acquired Fund. The Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”), of which the Acquired Fund is a series, is soliciting votes for a special meeting (together with any postponements or adjournments thereof, the “Meeting”) of shareholders of the Acquired Fund. The Meeting will be held on June 4, 2026 at 11:30 a.m., Eastern Time, at the offices of the Trust located at 150 North Radnor-Chester Road, Radnor, Pennsylvania 19087.

The purpose of the Meeting is for shareholders of the Acquired Fund to consider and vote upon the following proposal:

1. To approve an Agreement and Plan of Reorganization (the “Agreement”) providing for the reorganization of the LVIP American Century Large Company Value Fund into the LVIP American Century Value Fund, also a series of the Trust; and

2. To transact other business that may properly come before the Meeting.

Only shareholders of record who owned shares of the Acquired Fund at the close of business on March 13, 2026 (the “Record Date”) are entitled to vote at the Meeting and at any adjournments or postponements thereof.

We sometimes refer to the Acquired Fund and the Acquiring Fund collectively as the “Funds” and to a fund individually as a “Fund.” Shares of the Funds are sold directly or indirectly to separate accounts of The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“Lincoln New York”) that support certain variable annuity contracts and variable life insurance policies (the “Accounts”) issued by such insurance companies. (For convenience, contract owners and policy participants are referred to collectively as “Contract Owners”). Contract Owners have the right to instruct Lincoln Life and Lincoln New York, as applicable, as the record owners of shares of the Acquired Fund that are owned in the Accounts, how to vote the shares that are attributable to those Accounts at the Meeting.

This Proxy Statement/Prospectus contains information that shareholders of the Acquired Fund should know before voting on the Agreement that is described herein and sets forth concisely the information about the Acquiring Fund that a prospective investor ought to know before investing in the Acquiring Fund. This Proxy Statement/Prospectus should be retained for future reference. It is both the proxy statement of the Acquired Fund and also a prospectus for the Acquiring Fund. Each Fund is a registered open-end management investment company.

In the Reorganization, the value of the Acquiring Fund shares that you will receive will be the same as the value of the shares of the Acquired Fund that you held immediately prior to the Reorganization. The Reorganization is intended to be a tax-free reorganization for federal income tax purposes, meaning that you should not be required to pay any federal income tax as a direct result of the Reorganization. No sales load, commission, or other transactional fee will be imposed in connection with the Reorganization.

The Board has fixed the close of business on March 13, 2026 as the record date (“Record Date”) for the determination of shareholders entitled to notice of, and to vote at, the Meeting. Each shareholder of the Acquired Fund shall be entitled to one vote for each full share owned, and a fractional vote for each fractional share owned. Shareholders of all classes of the Acquired Fund will vote as a single class on the Agreement. We intend to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about April 20, 2026, to all shareholders entitled to vote at the Meeting.

After careful consideration of the proposed Agreement, the Board has unanimously approved the Agreement. If shareholders of the Acquired Fund do not approve the Agreement, the Board will consider what further action is appropriate.

The following are incorporated by reference into this Proxy Statement/Prospectus and contain additional information about the Funds:

•	The prospectus and statement of additional information for the Acquired Fund, dated May 1, 2025 (File No. 033-70742; Accession No. 0001193125-25-107080);

•	The supplement for the Acquired Fund, dated January 9, 2026 (File No. 033-70742; Accession No. 0001193125-26-008522);

•	The prospectus and statement of additional information for the Acquiring Fund, dated May 1, 2025 (File No. 033-70742; Accession No. 0001193125-25-107080);

•	The Annual Reports to shareholders of the Acquired Fund for the fiscal year ended December 31, 2025 (Accession No. 0001398344-26-004775);

•	The Annual Reports to shareholders of the Acquiring Fund for the fiscal year ended December 31, 2025 (Accession No. 0001398344-26-004775);

•	The Semi-Annual Reports to shareholders of the Acquired Fund for the six months ended June 30, 2025 (Accession No. 0001398344-25-017117); and,

•	The Semi-Annual Reports to shareholders of the Acquiring Fund for the six months ended June 30, 2025 (Accession No. 0001398344-25-017117).

The above documents are on file with the Securities and Exchange Commission (the “SEC”). The prospectuses of the Acquired Fund and the Acquiring Fund and supplements thereto are incorporated herein by reference and are legally deemed to be part of this Proxy Statement/Prospectus. The Statement of Additional Information to this Proxy Statement/Prospectus (“SAI”), dated the same date as this Proxy Statement/Prospectus, is incorporated by reference, is deemed to be part of this Proxy Statement/Prospectus, and is available upon oral or written request from the Trust, at the address and toll-free telephone number noted below. The Funds’ prospectuses, statements of additional information, most recent Annual Report to Shareholders containing audited financial statements for the most recent fiscal year, and most recent Semi-Annual Report to Shareholders are available on the Funds’ website at http://www.lincolnfinancial.com/lvip.

Copies of all of these documents are available upon request without charge by visiting, writing to, or calling Lincoln Variable Insurance Products Trust, 1301 South Harrison Street, Fort Wayne, IN 46802, (800) 454-6265.

You also may view or obtain these documents from the SEC’s website at www.sec.gov.

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

SUMMARY

OVERVIEW

On December 8-9, 2025, the Board, on behalf of the Acquiring Fund and the Acquired Fund, unanimously voted to approve the Agreement subject to approval by shareholders of the Acquired Fund and other closing conditions.

In the Reorganization, the Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund. The Acquiring Fund will then issue shares to the Acquired Fund, which will distribute such shares pro rata to shareholders of the Acquired Fund. Any shares you beneficially own of the Acquired Fund at the time of the Reorganization will be cancelled and you will receive shares, in the same share class, of the Acquiring Fund having a value equal to the net asset value of your shares of the Acquired Fund. No gain or loss for federal income tax purposes is expected to be recognized by any shareholder of the Acquired Fund as a direct result of the Reorganization, as discussed below under “Federal Income Tax Consequences.” If the Agreement is approved by shareholders and certain other conditions are met, the Reorganization is expected to occur on or about June [5], 2026.

We recommend that you read the enclosed Proxy Statement/Prospectus. In addition to the detailed information in the Proxy Statement/Prospectus, the following discussion provides an overview of key information about the Reorganization.

Reasons for the Reorganization

The proposed Reorganization is part of the continuing effort of Lincoln Financial Investments Corporation (“LFI”), the Funds’ investment adviser, to reduce redundancy and maintain a streamlined Fund lineup that includes investment strategies with solid performance, the potential to garner significant assets, and reasonable fees. American Century Investment Management, Inc. (the “Sub-Adviser”) serves as each Fund’s sub-adviser and the Funds’ strategies both utilize value equity strategies. In addition, LFI intends to streamline the LVIP fund lineup by reducing duplication with respect to its value equity offerings. The Funds have the same investment objective, which is to seek long-term capital growth. Income is a secondary objective for each Fund. The Funds have similar, though not identical, investment strategies and risks (as described below under “Comparison of Investment Objectives, Policies and Strategies”), which would allow shareholders of the Acquired Fund to have a similar investment experience after the Reorganizations. The Acquiring Fund’s net expense ratio is higher than that of the Acquired Fund (as described below under “Comparison of Fees and Expenses”). LFI has contractually agreed to reimburse expenses to keep the Acquiring Fund’s expenses at no more than the Acquired Fund’s current level for at least two years following the closing date of the Reorganization. Operating expenses for the Acquiring Fund may increase after two years if this waiver is not renewed. LFI believes that Acquired Fund investors will have similar investment experiences after the Reorganization. Management believes that the Acquiring Fund will meet the investment expectations of investors in the Acquired Fund.

LFI considered other options for action, including liquidating the Acquired Fund or restructuring it. Liquidating the Acquired Fund is less desirable because the Acquiring Fund is a suitable investment option for Acquired Fund investors, while a liquidation would force Acquired Fund investors to transfer to a money market fund and to be uninvested while they choose another suitable investment.

Comparison of Investment Objectives, Policies and Strategies

As shown in the section entitled “Comparison of Investment Objectives, Policies and Strategies” in this Proxy Statement/Prospectus, the Funds have the same investment objective, which is to seek long-term capital growth. Income is a secondary objective for each Fund. The Funds have the same fundamental investment policies and restrictions. A description of such policies and restrictions can be found in the section of the Funds’ statements of additional information entitled “Fundamental Investment Restrictions.”

The Acquiring Fund has similar, though not identical, principal investment strategies to the Acquired Fund. Please see the section entitled “Comparison of Investment Objectives, Policies and Strategies” in this Proxy Statement/Prospectus for a comparison of the principal investment strategies of the Funds and a description of the differences in the principal investment strategies between the Acquired Fund and the Acquiring Fund.

Comparison of Principal Risks

Because the Acquiring Fund has the same investment objective and similar principal investment strategies and principal risks to the Acquired Fund, the Reorganization should not materially change the risk/return profile for Acquired Fund shareholders.

The section entitled “Comparison of Principal Risks” in this Proxy Statement/Prospectus shows a comparison of these risks and highlights any differences. In addition, the prospectus of the Acquiring Fund contains a discussion of its risks. For more information on the risks associated with the Acquiring Fund, see the “Additional Investment Strategies and Risks” section of the Acquiring Fund’s statement of additional information (“SAI”). The cover page of this Proxy Statement/Prospectus describes how you can obtain a copy of each Fund’s SAI.

The full list of the Acquired Fund’s and the Acquiring Fund’s investment restrictions may be found in each Fund’s respective SAI. See the cover page of this Proxy Statement/Prospectus for a description of how you can obtain a copy of the Acquired Fund’s and Acquiring Fund’s SAI.

Comparison of Fees and Expenses

The following table compares the shareholder fees and annual fund operating expenses, expressed as a percentage of net assets (“expense ratios”), of the Funds with the shareholder fees and pro forma expense ratios of the Acquiring Fund. Pro forma expense ratios of the Acquiring Fund show the expected effect of the Reorganization on the Acquiring Fund, but actual expenses may be greater or less than those shown. The table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

The Acquiring Fund will implement expense limitations for two years from the closing date of the Reorganization as necessary to ensure that the total expense ratio for the Acquiring Fund, excluding interest, taxes, brokerage commissions, underlying fund fees and expenses (“AFFE”), extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of such Fund’s business, does not exceed 0.60% of the Fund’s average daily net assets for the Standard Class, 0.70% for the Standard Class II or 0.85% for the Service Class. If the current expense limitation is not renewed upon the end of the two years after the closing date of the Reorganization, the expense ratio of the Acquiring Fund after two years from the closing date of the Reorganization may be higher than the expenses shown below.

	Acquired Fund	Acquiring Fund
	LVIP American Century Large Company Value Fund	LVIP American Century Value Fund	LVIP American Century Value Fund Pro Forma Combined
Standard Class
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	0.55%	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses[1]	0.12%	0.07%	0.07%
Acquired Fund Fees and Expenses (AFFE)[2]	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses[3]	0.67%	0.65%	0.65%
Less Fee Waiver and Expense Reimbursement	(0.07%)[2]	(0.04%)[3]	(0.05%)[3,4]

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.60%	0.61%	0.60%

	Acquired Fund	Acquiring Fund
	LVIP American Century Large Company Value Fund	LVIP American Century Value Fund	LVIP American Century Value Fund Pro Forma Combined
Standard Class II
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	0.55%	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses[1]	0.22%	0.17%	0.17%
Acquired Fund Fees and Expenses (AFFE)[2]	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses[3]	0.77%	0.75%	0.75%
Less Fee Waiver and Expense Reimbursement	(0.07%)[2]	(0.04%)[3]	(0.05%)[3,4]

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.70%	0.71%	0.70%
Service Class
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	0.55%	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses[1]	0.12%	0.07%	0.07%
Acquired Fund Fees and Expenses (AFFE)[2]	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses (including AFFE)[3]	0.92%	0.90%	0.90%
Less Fee Waiver and Expense Reimbursement	(0.07%)[2]	(0.04%)[3]	(0.05%)[3,4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.85%	0.86%	0.85%

1.

Fees and expenses for the Acquired and Acquiring Fund are based on those incurred by it for the period ended September 30, 2025. The pro forma fees and expenses of the Acquiring Fund are estimates, calculated as if the Reorganization were in effect for the period ended September 30, 2025.

2.

LFI has contractually agreed to reimburse the Acquiring Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.60% of the Fund’s average daily net assets for the Standard Class (and 0.70% for the Standard Class II and 0.85% for the Service Class). Any reimbursements made by LFI are subject to recoupment from the Acquiring Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2027.
3.

The Adviser has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.

[4].

The Adviser has contractually agreed to reimburse the Acquiring Fund to the extent that the Total Annual Fund Operating Expenses (excluding interest, taxes, dividends tied to short sales, brokerage commissions, underlying fund fees and expenses (AFFE), extraordinary expenses (including litigation expenses), not incurred in the ordinary course of such Fund’s business) exceed 0.60% of the Fund’s average daily net assets for the Standard Class, 0.70% for the Standard Class II, and 0.85% for the Service Class. Any reimbursements made by LFI are subject to recoupment from the Acquiring Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Acquiring Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least two years from the closing of the Reorganization and cannot be terminated before that date without the mutual agreement of the Acquired Fund’s Board of Trustees and the Adviser.

Expense Examples

The Examples are intended to help you compare the costs of investing in different classes of the Acquired Fund and the Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of the Acquiring Fund after giving effect to the Reorganization are also provided. All costs are based upon the information set forth in the tables above.

The Examples assume that you invest $10,000 for the time periods indicated and show the expenses that you would have paid if you redeem all of your shares at the end of those time periods. The Examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.

Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the first year only for the Acquired Fund, and the first two years for the Acquiring Fund, as LFI has contractually agreed to reimburse expenses through two years from the closing date of the Reorganization. Accordingly, the expense reimbursements applicable to the Acquiring Fund are not reflected in years three through ten of the table. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any), applicable at the Contract level. If such fees and expenses were reflected, the total expenses would be higher.

The results apply whether or not you redeem your investment at the end of the given period. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
LVIP American Century Large Company Value Fund
Standard Class	$61	$207	$366	$828
Standard Class II	$72	$239	$421	$948
Service Class	$87	$286	$502	$1,125
LVIP American Century Value Fund
Standard Class	$62	$204	$358	$807
Standard Class II	$73	$236	$413	$927
Service Class	$88	$283	$495	$1,104
LVIP American Century Value Fund (Pro Forma Combined)
Standard Class	$61	$198	$352	$801
Standard Class II	$72	$229	$407	$921
Service Class	$87	$277	$488	$1,098

The examples are not a representation of past or future expenses. The Funds’ actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent a Fund’s projected or actual performance.

For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Agreement, see the section entitled “BOARD CONSIDERATIONS” in this Proxy Statement/Prospectus.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect a Fund’s performance. During the fiscal year ended December 31, 2025, the portfolio turnover rate for the Acquired Fund was 41%. The portfolio turnover rate for the Acquiring Fund was 37%.

BOARD CONSIDERATIONS

On December 8-9, 2025, the Board of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider the proposed Reorganization of the Acquired Fund into the Acquiring Fund. The Board reviewed and evaluated such information as it deemed necessary to consider the Reorganization, including the information presented by LFI. The Independent Trustees were assisted in their review of the information by independent legal counsel. In determining whether to approve the Reorganization, the Board made an inquiry into and considered, among others, the following factors, in no order of priority:

1.

the investment objective and principal investment strategies of the Acquiring Fund that would allow shareholders of the Acquired Fund to have a similar investment experience, at a similar cost, after the Reorganization;

2.	the Acquiring Fund’s current net advisory fee rate and proposed net advisory fee rate post-Reorganization;

3.	the Acquiring Fund’s current net annual operating expense ratio and expected net annual operating expense ratio post-Reorganization;

4.	LFI’s agreement to cap the Acquiring Fund’s expenses for at least two years following the closing of the Reorganization;

5.	the comparative investment performance of the Funds;

6.	the reasonable prospects for garnering additional assets for the Acquiring Fund to achieve economies of scale post-Reorganization;

7.	the absence of any material differences in the rights of shareholders of the Funds;

8.	any direct or indirect benefits expected to be derived by LFI and its affiliates from the Reorganization;

9.	the expected tax-free nature of the Reorganization to contract holders;

10.	the estimated legal, proxy, and portfolio transitioning costs in connection with the Reorganization and LFI’s representation that it will pay the costs of the Reorganization;

11.	LFI’s representation that the Reorganization will not result in any dilution of the shareholders of the Acquired Fund or the Acquiring Fund;

12.	the terms and conditions of the Agreement and Plan of Reorganization; and

13.	possible alternatives to the Reorganization, including liquidating or restructuring the Acquired Fund.

At the meeting, the Board, including a majority of the Independent Trustees, approved the Reorganization after carefully considering the above factors and concluding that participation in the Reorganization is in the best interests of the Acquired Fund and the Acquiring Fund and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization.

OTHER IMPORTANT INFORMATION ABOUT THE REORGANIZATION

Comparison of Investment Objectives, Policies and Strategies

The Funds have the same investment objectives. Each Fund’s investment objective is to seek long-term capital growth. Income is a secondary objective for each Fund.

The Funds have similar, but not identical, investment strategies. The Sub-Adviser serves as each Fund’s sub-adviser and the funds share certain portfolio managers. Both Funds utilize an actively managed equity value strategy. The Acquired Fund invests at least 80% of its assets in equity securities of companies comprising the Russell 1000® Index. Specifically, the Acquired Fund utilizes a value investment strategy that looks for companies that are temporarily out of favor in the market. The Acquiring Fund focuses on selecting the securities of companies of all sizes whose stock price may not reflect the company’s value.

The following table compares the investment objectives and the principal investment strategies of the Funds. The Board may change the investment objective of a Fund without a vote of that Fund’s shareholders. For more detailed information about each Fund’s investment strategies and risks, see each Fund’s prospectus.

	Acquired Fund	Acquiring Fund
	LVIP American Century Large Company Value Fund	LVIP American Century Value Fund
Investment Objective	The investment objective of the Fund is to seek long-term capital growth. Income is a secondary objective. This objective is non-fundamental and may be changed without shareholder approval.	The investment objective of the Fund is to seek long-term capital growth. Income is a secondary objective. This objective is non-fundamental and may be changed without shareholder approval.

Principal Investment Strategies	American Century Investment Management, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.	American Century Investment Management, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.

Acquired Fund	Acquiring Fund
LVIP American Century Large Company Value Fund	LVIP American Century Value Fund

The Fund invests primarily in larger companies. The Fund, under normal market conditions, will invest at least 80% of its assets in equity securities of companies comprising the Russell 1000® Index. As of March 31, 2025, the market capitalization range of the Russell 1000® Index was approximately $272.8 million to $3.34 trillion.

In selecting stocks for the Fund, the Sub-Adviser looks for companies whose stock price may not adequately reflect a company’s value. The Sub-Adviser attempts to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the Sub-Adviser believes more accurately reflects the fair value of a company. The Sub-Adviser uses a variety of analytical research tools and techniques to help it make decisions about buying or holding securities of companies that meets its investment criteria and selling the securities of companies that do not.

In selecting stocks for the Fund, the Sub-Adviser looks for companies of all sizes whose stock price may not reflect the company’s value. The Sub-Adviser attempts to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The Sub-Adviser uses a variety of analytical research tools and techniques to help it make decisions about buying or holding securities of companies that meet its investment criteria and selling the securities of companies that do not.

The Fund may invest a portion of its assets in foreign securities when these securities meet the Sub-Adviser’s standards of selection.

The Sub-Adviser may sell stocks from the Fund’s portfolio if it believes a stock no longer meets the Sub-Adviser’s valuation criteria, a stock’s risk parameters outweigh its return opportunity, more

Acquired Fund	Acquiring Fund
LVIP American Century Large Company Value Fund	LVIP American Century Value Fund
The Sub-Adviser may sell stocks from the Fund’s portfolio if it believes a stock no longer meets the Sub-Adviser’s valuation criteria.	attractive alternatives are identified or specific events alter a stock’s prospects.

Comparison of Principal Risks

The table below compares the principal risks of investing in each Fund, and the discussion below the table provides additional information on the risks that apply to the Acquiring Fund. In addition, the prospectus of the Acquiring Fund contains a discussion of its risks.

The principal risks associated with the Funds are similar, however, there are some differences. Notably, “Small- and Medium-Cap Company Risk” is a risk that is present in the Acquiring Fund but not in the Acquired Fund. For more information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI. The cover page of this Proxy Statement/Prospectus describes how you can obtain a copy of the SAI.

Principal Risks	LVIP American Century Large Company Value Fund (Acquired Fund)	LVIP American Century Value Fund (Acquiring Fund)
Market Risk	✓	✓
Stock Investing Risk	✓	✓
Issuer Risk	✓	✓
Active Management Risk	✓	✓
Large-Cap Company Risk	✓
Small-and Medium-Cap Company Risk		✓
Value Stocks Risk	✓	✓
Derivatives Risk	✓	✓
Forwards Risk	✓	✓
Liquidity Risk	✓	✓

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following is a description of the principal risks for the Acquiring Fund:

•	Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.

•

Stock Investing Risk. Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. Stock prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.

•	Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.

•

Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.

•

Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.

•

Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.

•

Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.

•

Forwards Risk. The Fund’s use of forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Forward transactions traded over-the-counter and not cleared through a central counterparty may not get the expected payment or delivery of assets. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.

•

Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.

Comparison of Investment Advisers and Sub-Advisers

The below table compares the investment advisers, sub-adviser and portfolio managers of the Acquired Fund and the Acquiring Fund. Lincoln Financial Investments Corporation, the Investment Adviser for the Funds, will continue to serve as Adviser to the Acquiring Fund after the Reorganization.

	LVIP American Century Large Company Value Fund (Acquired Fund)	LVIP American Century Value Fund (Acquiring Fund)

Investment Adviser	Lincoln Financial Investments Corporation	Lincoln Financial Investments Corporation

Sub-Adviser	American Century Investment Management, Inc.	American Century Investment Management, Inc.

	LVIP American Century Large Company Value Fund (Acquired Fund)	LVIP American Century Value Fund (Acquiring Fund)

Portfolio Manager(s)	Brian Woglom, CFA, Vice President and Senior Portfolio Manager; has managed the Acquired Fund since 2024.

Kevin Toney, CFA, CIO – Global Value Equity, Senior Vice President and Senior Portfolio Manager; has managed the Acquiring Fund since 2024.

Michael Liss, CFA, CPA Vice President and Senior Portfolio Manager; has managed the Acquiring Fund since 2024.

	Philip Sundell, CFA, Vice President and Portfolio Manager; has managed the Acquired Fund since 2024.	Brian Woglom, CFA, Vice President and Senior Portfolio Manager; has managed the Acquiring Fund since 2024.

	Adam Krenn, CFA, Portfolio Manager and Senior Investment Analyst; has managed the Acquired Fund since 2024.	Philip Sundell, CFA, Vice President and Portfolio Manager; has managed the Acquiring Fund since 2024.

David Byrns, CFA, Portfolio Manager and Senior Investment Analyst; has managed the Acquiring Fund since 2024.

The Adviser

LFI is the investment adviser to the Funds. Pursuant to an investment management agreement, LFI manages the portfolio investments for each series of the Trust and reports to the Board of Trustees. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. Lincoln Life is an insurance company organized under Indiana Law and is a wholly-owned subsidiary of Lincoln National Corporation, a publicly-held insurance holding company organized under Indiana law which, through its subsidiaries, provides insurance and financial services nationwide. As of December 31, 2025, LFI had approximately $121.1 billion in assets under management.

The Funds employ a “manager of managers” structure, which means that LFI may delegate the management of some or all of the Funds’ investment portfolio to one or more sub-advisers. To use this structure, the Trust has received an exemptive order from the SEC (Release Nos. 29170 and 29197) to permit the Funds’ investment adviser – with the Board’s approval – to enter into and amend a sub-advisory agreement for the Funds without shareholder approval, subject to certain conditions. In addition, the Funds’ investment adviser is not permitted to hire affiliated sub-advisers without shareholder approval. The sub-advisers are paid by LFI from its management fee.

A description of the Acquiring Fund’s portfolio managers is shown below. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

The Acquiring Fund’s Sub-Advisers

American Century Investment Management, Inc. (“American Century”) has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111. As of December 31, 2025, American Century managed $305.9 billion in assets.

Kevin Toney, CFA, Chief Investment Officer—Global Value Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2003. He joined American Century Investments in 1999 and became a portfolio manager in 2006. He has a bachelor’s degree in commerce from the University of Virginia and an MBA from The Wharton School at the University of Pennsylvania. He is a CFA charterholder.

Michael Liss, CFA, CPA, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 1998. He became a portfolio manager in 2004. He has a bachelor’s degree in accounting and finance from Albright College and an MBA in finance from Indiana University. He is a CFA charterholder and a CPA.

Brian Woglom, CFA, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2005. He became a senior investment analyst in 2008 and a portfolio manager in 2012. He has a bachelor’s degree from Amherst College and an MBA from the Ross School of Business, University of Michigan. He is a CFA charterholder.

Philip Sundell, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2002. He joined American Century

Investments in 1997, became a senior analyst in 2007 and became a portfolio manager in 2017. He has a bachelor’s degree from Missouri State University and an MBA from Texas Christian University. He is a CFA charterholder.

David Byrns, CFA, Portfolio Manager and Senior Investment Analyst, has been a member of the team that manages the fund since joining American Century Investments in 2014 as an investment analyst. He became a senior investment analyst in 2016 and a portfolio manager in 2020. He has a bachelor’s degree from the University of Dayton and an MBA from the University of Wisconsin-Madison. He is a CFA charterholder.

Management and Administrative Fees

For its management services to the Acquiring Fund, LFI is entitled to an advisory fee (as a percentage of average daily net assets) of 0.58% of assets under management per annum.

Lincoln Life serves as the Administrator of the Trust. The Funds are all subject to the same administration fees. The administrative services provided to the Trust by Lincoln Life include, among others, coordinating all service providers; providing corporate secretary services; providing personnel and office space; providing certain trading operations; maintaining each Fund’s books and records; general accounting monitoring and oversight; preparing of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating filings with the SEC and other federal and state regulatory authorities. As Administrator, Lincoln Life also provides contractholder services, such as responding to operational inquiries from contractholders about accounts and the Funds; processing purchase and redemption orders with the Funds’ transfer agent; providing contractholders with automatic investment services; providing periodic account information to contractholders; interfacing between the Funds’ transfer agent and contractholder activity systems; providing subaccounting with respect to Fund shares; and forwarding communications from the Funds to contractholders. The Trust reimburses Lincoln Life for the cost of administrative, internal legal and corporate secretary services, and pays a fee to Lincoln Life for contractholder services.

Expense Limitation Agreement

LFI has entered into an expense limitation agreement with the Trust which will continue at least through April 30, 2027. Pursuant to that agreement, LFI has generally agreed in respect of certain Funds that, to the extent that the ordinary operating expenses incurred by such a Fund in any fiscal year, including without limitation the advisory fee payable to LFI and amounts payable pursuant to the Trust’s distribution and service plan adopted pursuant to Rule 12b-1 (as described in greater detail below under “Description of the Securities to be Issued”), but excluding interest, taxes, dividends tied to short sales, brokerage commissions, underlying fund fees and expenses or “AFFE”, extraordinary expenses (including litigation expenses) not incurred in the ordinary course of such Fund’s business, exceed a stated operating expense limit (expressed as a percentage of the average daily net assets of such Fund), such excess amount shall be the liability of LFI.

With respect to the Acquiring Fund, effective June 1, 2026, LFI has contractually agreed to limit the Fund’s expenses to 0.60% of the Fund’s average daily net assets for the Standard Class, 0.70% of the Fund’s average daily net assets for the Standard Class II and 0.85% for the Service Class. LFI has contractually agreed to reimburse the expenses of the Acquiring Fund for two years following the Reorganization to the extent required to maintain the net expense ratios shown in the fee and expense table above.

Comparative Performance Information

The bar charts and tables below provide some indication of the risks of choosing to invest in each Fund. The information shows how each Fund’s investment results have varied from year to year and how the average annual total returns of each Fund’s share classes through December 31, 2025 compare with those of a broad measure of market performance. Past performance is not an indication of future performance.

The bar chart shows performance of the Acquired Fund’s Standard Class II shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. Each Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Acquiring Fund: LVIP American Century Value Fund

Standard Class II Performance as of December 31, 2025

Average Annual Total Returns for periods ended 12/31/25

Year

During the periods shown in the above chart, the Acquiring Fund’s highest return for a quarter occurred in the fourth quarter of 2020 at 20.74%. The Acquiring Fund’s lowest return for a quarter occurred in the first quarter of 2020 at (29.39)%.

	1 year	5 years	10 years	Since Inception[2]	Inception Date
LVIP American Century Value Fund – Standard Class	16.14%			13.58%	4/29/24
LVIP American Century Value Fund – Standard Class II	16.02%	11.65%	10.23%
LVIP American Century Value Fund – Service Class	15.85%	11.47%	10.07%
Morningstar US Market Index[1] (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%	20.09%

[1]	Since inception returns for the benchmark indices are shown for comparison to Standard Class.

Acquired Fund: LVIP American Century Large Company Value Fund –

Standard Class II Performance as of December 31, 2025

Average Annual Total Returns for periods ended 12/31/25

Year

During the periods shown in the above chart, the Acquired Fund’s highest return for a quarter occurred in the fourth quarter of 2022 at 14.69%. The Acquired Fund’s lowest return for a quarter occurred in the first quarter of 2020 at (25.01)%.

	1 year	5 years	10 years	Since Inception[2]	Inception Date
LVIP American Century Large Company Value Fund – Standard Class	15.52%			13.18%	4/29/24
LVIP American Century Large Company Value Fund – Standard Class II	15.40%	10.01%	9.51%

	1 year	5 years	10 years	Since Inception[2]	Inception Date
LVIP American Century Large Company Value Fund – Service Class	15.23%	9.84%	9.35%
Morningstar US Market Index[1] (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%	20.09%

[1]	Since inception returns for the benchmark indices are shown for comparison to Standard Class.

The Acquiring Fund will be the accounting survivor of the Reorganization. The surviving fund will have the portfolio manager, portfolio composition, investment objectives, expense structure, and investment policies and limitations of the Acquiring Fund. The Acquiring Fund has substantially more assets than the Acquired Fund.

Share Classes and Distribution Arrangements

The Funds each offer three classes of shares: Standard Class, Standard Class II and Service Class. The three classes are identical except that Service Class shares are subject to a distribution (Rule 12b-1) fee (as disclosed in the “Comparison of Fees and Expenses” table and described above in “Description of the Securities to Be Issued”), which has been adopted pursuant to a distribution and service plan (the “Plan”) and each share class is subject to its own administrative fee schedule. Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of each Fund. Each Fund offers shares to insurance companies for allocation to certain of their Accounts. Each Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of its Service Class, for activities primarily intended to sell Service Class shares or Accounts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by a Fund’s Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan’s terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.

LFI and its affiliates, including LFD, and/or a Fund’s sub-advisers, if any, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund’s net asset value, or the price of its shares, as such payments are not made from Fund assets. For more information, please see the SAI.

Payments to Broker-Dealers and other Financial Intermediaries

Shares of the Funds are available only through the purchase of Accounts issued by certain life insurance companies. Parties related to a Fund (such as a Fund’s principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include a Fund as an investment option in its Accounts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of Accounts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend Accounts that offer Fund shares. The prospectus or other disclosure documents for the Accounts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary’s website for more information.

Pricing of Fund Shares

Each Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). A Fund’s NAV is the value of a single Fund share. Each Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding. An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. A Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, a Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.

Fund Assets Other Than Underlying Funds. Each Fund typically values its assets based on “market price.” Market price is typically an equity security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed-income securities are valued based on “amortized cost.”

In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance. Each fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. A Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If a Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third party vendor modeling tools to the extent available.

Underlying Fund Assets. If a Fund invests in one or more mutual funds (each an “underlying fund”), the Fund values underlying fund shares at their respective NAVs. For more information regarding the determination of an underlying fund’s NAV, including when the underlying fund will fair value its portfolio securities and the effects of using fair value pricing, see the underlying fund’s prospectus and SAI.

Buying and Selling Shares

The Funds’ distribution, purchase, and redemption procedures and exchange rights are identical. Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by Lincoln Life and Lincoln New York, and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding each Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Trust.

A Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost. A Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, a Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV, is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.

A Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.

Market Timing

Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect a Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of a Fund’s portfolio, and increase a Fund’s brokerage and administrative costs. As a result, the Funds strongly discourage such trading activity. To protect the Funds and their shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.

Investors may seek to exploit delays between a change in the value of a Fund’s portfolio holdings, and the time when that change is reflected in the NAV of the Fund’s shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. Each Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of a Fund’s portfolio securities.

Each Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Each Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of a Fund or LFI, the transaction may adversely affect a Fund or its shareholders.

Each Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.

Each Fund also may rely on frequent trading policies established by such insurance companies. If a Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that a Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Distribution Policy and Federal Tax Consequences

The Funds have identical distribution policies and federal income tax considerations. Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year a Fund earns income or gains. Each Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge.

Distributions a Fund makes to its shareholders ordinarily do not cause owners of the underlying Accounts to recognize income or gain for federal income tax purposes at the time of distribution. Contract owners are generally taxed only on the amounts they withdraw from their Accounts. See the prospectus for your variable contract for further federal income tax information.

The Reorganization is conditioned upon, among other things, the receipt of an opinion of counsel to the effect that the Reorganization will not be a taxable event to contractholders.

Comparison of Business Structures, Shareholder Rights, and Applicable Law

Each Fund is a series of the Trust, a Delaware statutory trust. The Trust is an open-end management investment company. The Trust’s Board is responsible for the overall management of the Trust and each of its series (the “funds”). The Trust issues shares of beneficial interest that are currently divided among 110 distinct funds, each with its own investment strategy and risk/reward profile.

The operations of each Fund are governed by the Trust’s Agreement and Declaration of Trust and By-Laws, each as amended. The operations of each Fund are also governed by applicable Delaware law and are subject to the provisions of the 1940 Act and the roles and regulations of the SEC thereunder.

Fiscal Year

The Acquiring Fund has the same fiscal year as the Acquired Fund: December 31.

Description of the Securities to be Issued

The shareholders of the Acquired Fund will receive shares of the Acquiring Fund in accordance with the procedures provided for in the Agreement and Plan of Reorganization. Each such share will be validly issued, fully paid and non-assessable by the Trust when issued and will have no preemptive or conversion rights.

The Acquiring Fund is a series of the Trust. The Trust may issue an unlimited number of authorized shares of beneficial interest, with no par value. The Declaration of Trust authorizes the Board to issue shares in different series and classes. In addition, the Declaration of Trust authorizes the Board to create new series and to name the rights and preferences of the shareholders of each series. The Board does not need additional shareholder action to divide the shares into separate series or classes or to name the shareholders’ rights and preferences.

The Trust currently offers Standard Class, Standard Class II and Service Class shares of the Funds. The Trust has adopted, in the manner prescribed under Rule 12b-1 under the 1940 Act, a plan of distribution pertaining to the Service Class shares of the Acquiring Fund. Pursuant to this plan, the Acquiring Fund pays its principal underwriter, Lincoln Financial Distributors, Inc., out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or Accounts offering Service Class shares. The maximum distribution and/or service (12b-1) fee for the Acquiring Fund’s Service Class shares is equal to an annual rate of 0.35% of the average daily net assets attributable to such share class. As with the 12b-1 fees paid by Service Class shares of the Acquired Fund, these distribution/service fees are paid out of the Acquiring Fund’s Service Class assets on an ongoing basis, and over time these fees will increase your cost of investing and may cost more than paying other types of charges.

Security Ownership of Certain Beneficial Owners

Because the Funds are available as investments for Accounts offered by certain life insurance companies, the insurance companies could be deemed to control the voting securities of each Fund (i.e., by owning more than 25%). However, an insurance company would exercise voting rights attributable to any shares of each Fund that it owns (directly or indirectly) in accordance with voting instructions received by owners of the Accounts.

For the Funds, the insurance companies include, without limitation, (1) Lincoln Life, an Indiana insurance company, at 1301 South Harrison Street, Fort Wayne, IN 46802; and (2) Lincoln New York, a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802.

As of the Record Date, there were no beneficial owner of the Acquired Fund that held 5% or more (or 25% or more) of a Fund’s outstanding shares, except for the insurance company shareholders. Any fund of funds would exercise voting rights attributable to ownership of shares of the Funds in accordance with the proxy voting policies established by the fund of funds.

Potential Benefits of the Reorganization to LFI and its Affiliates

LFI may realize benefits in connection with the Reorganization. For example, the profitability from the fees payable to LFI and its affiliates in connection with the Acquiring Fund may be higher than the profits derived from the fees paid by the Acquired Fund. This could have a positive impact on Lincoln Life’s profitability and/or financial position.

CAPITALIZATION

The following tables set forth, for the Reorganization, the total net assets, number of shares outstanding and net asset value per share of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after it has combined with the Acquired Fund. Pro forma adjustments reflect changes in share amounts due to the Funds’ differing net asset values per share. The following tables are as of February 27, 2026, and assume that the Reorganization has taken place as of that date. The capitalizations will be different on the Closing Date based on various factors, such as daily Fund share purchase, redemption, and market activity.

	LVIP American Century Large Company Value Fund	LVIP American Century Value Fund	Pro Forma Adjustments	LVIP American Century Value Fund (pro forma)
Net Assets
Standard Class	$13,171	$13,520	$—	$26,691
Standard Class II	$15,200,627	$419,536,045	$—	$434,736,672
Service Class	$146,133,549	$563,632,024	$—	$709,765,573
Total	$161,347,347	$983,181,589	$—	$1,144,528,936

	LVIP American Century Large Company Value Fund	LVIP American Century Value Fund	Pro Forma Adjustments	LVIP American Century Value Fund (pro forma)
Net Asset Value Per Share
Standard Class	$21.407	$14.097	$—	$14.097
Standard Class II	$21.400	$14.096	$—	$14.096
Service Class	$21.856	$14.112	$—	$14.112
Shares Outstanding
Standard Class	615	959	320	1,893
Standard Class II	710,310	29,762,773	368,055	30,841,138
Service Class	6,686,198	39,939,911	3,669,070	50,295,179

In the Reorganization, it is anticipated that the Acquired Fund will redeem any holdings of underlying funds, with the proceeds to be transferred to the Acquiring Fund. The Acquired Fund is expected to sell approximately 38% of its portfolio, with the proceeds to be transferred to the Acquiring Fund. The Acquiring Fund is expected to deploy the resulting cash to increase the size of positions in securities held by the Acquiring Fund at the time of the Reorganization. As a result, it is expected that the Acquiring Fund’s portfolio post-Reorganization will resemble as nearly as possible the Acquiring Fund’s portfolio pre-Reorganization. Because LFI has agreed to pay for these costs, the Acquiring Fund is not expected to incur brokerage commissions in connection with investing the proceeds of the Reorganization.

The Acquired Fund’s portfolio turnover related to liquidating its portfolio in the Reorganization would have resulted in realized gain of approximately $26,402,944 for financial reporting purposes and a gain of $24,383,427 on a tax basis if the securities had been sold as of December 31, 2025. This may result in a dividend and/or distribution to the Acquiring Fund’s shareholders after the Reorganization. Such dividend and/or distribution is not expected to be taxable to Contract Owners for federal income tax purposes.

TERMS OF THE AGREEMENT AND PLAN OF REORGANIZATION

The terms and conditions under which the Reorganization would be completed are contained in the Agreement and Plan of Reorganization. The following summary thereof is qualified in its entirety by reference to the Agreement and Plan of Reorganization, a form of which is included in Exhibit A.

In the Reorganization, the Acquiring Fund will acquire all the assets of the Acquired Fund in exchange solely for Acquiring Fund Shares and the Acquiring Fund’s assumption of the Acquired Fund’s liabilities. The Agreement and Plan of Reorganization further provides that, on or as promptly as reasonably practicable after the Closing Date, the Acquired Fund will distribute the Acquiring Fund Shares it receives in the Reorganization to its shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contract Owners). The number of full and fractional Acquiring Fund Shares each shareholder will receive will be equal in net asset value (as determined in accordance with the Trust’s normal valuation procedures), as of immediately after the close of business (generally 4:00 p.m., Eastern time) on the Closing Date, to the Acquired Fund Shares the shareholder holds at that time. After that distribution to the Acquired Fund’s shareholders, the Trust, on behalf of the Acquired Fund, will effect a complete termination of the Acquired Fund.

The Trust may terminate or delay the Agreement and Plan of Reorganization with respect to, and abandon or postpone, the Reorganization at any time prior to the Closing Date, before or after approval by the Acquired Fund’s shareholders, if circumstances develop that make proceeding with the Reorganization inadvisable. The consummation of the Reorganization also is subject to various conditions, including approval of the Reorganization by the Acquired Fund’s shareholders, receipt of a tax opinion, completion of all filings with, and receipt of all necessary approvals, if any, from the SEC, and other customary corporate and securities matters. Subject to the satisfaction of those conditions, the Reorganization will take place immediately after the close of business on the Closing Date.

The Board, including the Independent Trustees, has determined, with respect to each Fund, that the interests of the Fund’s existing shareholders will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of the Fund.

LFI will pay for the costs of the Reorganization, such as printing and mailing, legal, accounting, proxy solicitation, and brokerage costs. These costs are estimated to be approximately $92,600.

Approval of the Agreement and Plan of Reorganization will require a majority vote of the Acquired Fund’s shareholders. Such majority is defined in the 1940 Act as the lesser of (1) 67% or more of the voting securities of the Acquired Fund present at a meeting, if the holders of more than 50% of its outstanding voting securities are present or represented by proxy, or (2) more than 50% of its outstanding voting securities. If the Agreement and Plan of Reorganization is not approved by the Acquired Fund’s shareholders or the Reorganization is not consummated for any other reason, the Board will consider other possible courses of action. Please see “Information on Voting” below for more information.

INFORMATION ON VOTING

Voting Information

In addition to the solicitation of voting instruction cards by mail, the Trust’s officers and employees, without additional compensation, may solicit voting and proxy instructions in person, by telephone, and electronically, including through the Internet. The Trust will also engage a third-party vendor to solicit proxies from Contract Owners or shareholders. The agreement between Computershare Inc., a Delaware corporation, operating through its Computershare Fund Services division (“CFS”), and Lincoln Life states that CFS will provide proxy solicitation and tabulation services for an approximate fee, including out-of-pocket expenses, of approximately $2,100.

At the Meeting, Lincoln Life and Lincoln New York will vote the Acquired Fund’s shares held in the Accounts, in accordance with the instructions received from Contract Owners whose purchase payments were invested, as of the Record Date, in the Funds by the Accounts. For all Accounts that support variable annuity contracts, the number of votes which a Contract Owner may cast when instructing an insurance company how to vote is determined by applying the Contract Owner’s percentage interest in the Fund to the total number of votes attributable to that Fund. In determining the number of votes, fractional shares will be recognized. The number of votes which a Contract Owner may cast when instructing Lincoln Life and Lincoln New York, as applicable, how to vote is determined as one vote for each share. To the extent that any Fund shares are owned directly by a Fund that operates as a “fund of funds,” such fund of funds will “echo” vote those shares directly in the same proportion as all other votes received from the other holders of the underlying Fund’s shares.

Lincoln Life and Lincoln New York will respectively vote (i) shares owned by Lincoln Life and Lincoln New York; and (ii) the Acquired Fund’s shares held by the Accounts for which no timely instructions are received, in proportion to the voting instructions which are received with respect to such Fund even if only a small number of Contract Owners provide voting instructions. Therefore, the vote of a small number of shareholders can affect the overall outcome since those fewer votes have a proportional impact.

All properly executed voting instruction cards received in time for the Meeting will be voted as specified in the voting instruction card. If voting instructions are properly executed and received in a timely manner but they contain no voting directions, the votes represented by those instructions will be cast FOR the applicable proposals considered at the Meeting.

Revocation of Voting Instructions and Proxies

Any Contract Owner who provides voting instructions has the power to revoke the instructions by (1) delivering to the Trust’s Secretary (at the Trust’s address provided on the cover page of this proxy statement) written notice of revocation, or

(2) submitting superseding voting instructions, in each case at any time prior to the date of the Meeting. Contract Owners may also revoke prior voting instructions by voting in person at the Meeting.

If you are a direct owner of Fund shares, you may revoke your proxy at any time before it is voted by sending a written notice to the Trust’s Secretary (at the Trust’s address provided on the cover page of this Proxy Statement/Prospectus) expressly revoking your proxy, by signing and forwarding to the Fund a later-dated proxy, or by attending the Meeting and voting in person.

Quorum

A quorum of shareholders is necessary to hold a valid meeting and to consider the proposals in this Proxy Statement/Prospectus. With respect to the proposal the holders of 33 1/3% of the outstanding shares of the applicable Fund, as appropriate on the Record Date, present in person or by proxy at the Meeting shall constitute a quorum. Shares that are subject to “echo” voting by Lincoln Life and Lincoln New York will be counted for purposes of determining quorum.

Effect of Abstentions and Broker Non-Votes

Abstentions and “broker non-votes” will count as votes that are not cast at a meeting. A “broker non-vote” generally occurs when (i) a broker holds a beneficial owner’s shares in “street name,” (ii) the broker has not received share voting instructions from the beneficial owner, (iii) the broker does not have discretionary voting power on a proposal, even if it has general discretionary voting powers, because the proposal may “affect substantially” the beneficial owner’s rights or privileges of such shares; and (iv) the broker submits voting instructions on another proposal for which the broker has discretionary voting power.

Since abstentions and broker non-votes will count as votes that are present and not cast, assuming there is quorum, they will have no effect on a proposal requiring approval by a plurality of votes cast and will have the same effect as a vote “against” a proposal requiring approval by a majority of outstanding voting securities. Please note that there will not be abstentions or broker non-votes at the Meeting.

Adjournment

In the event that sufficient votes to approve a proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. In determining whether to adjourn the Meeting with respect to a proposal, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment. The persons named as proxies will vote upon such adjournment after consideration of the best interests of all shareholders. As stated above, abstentions will have no effect on any proposal to adjourn the Meeting. A shareholder vote may be taken with respect to the Trust or one or more of the Funds on any (but not all) of the proposals prior to any adjournment as to which sufficient votes have been received for approval.

Other Business

To the knowledge of the Board, there is no other business to be brought before the Meeting. However, if other matters do properly come before the Meeting, Lincoln Life and Lincoln New York intend to vote the Fund’s shares in accordance with the judgment of the Board on such matters. The persons named as proxies on the enclosed voting instruction card will vote their proxies in their discretion on any other items (other than the proposals) that properly come before the Meeting.

Contract Owner and Shareholder Proposals

Under authority granted to the Trustees by the Trust’s Bylaws, and pursuant to applicable law, special meetings are called as required and no annual meetings are required. Contract Owners or shareholders may require that a special meeting be called if they can obtain the written request of Contract Owners indirectly or shareholders directly, representing certain stipulated percentages of the outstanding voting securities of the affected Fund. The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. The Trust is not required to hold regular meetings of shareholders, and in order to minimize its costs, does not intend to hold meetings of shareholders unless required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board or the Trust’s management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders. A Contract Owner or shareholder wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send his or her written proposals to the Trust’s Secretary at 1301 South Harrison Street, Fort Wayne, Indiana 46802. Proposals must be received a reasonable time before a Fund begins to print and mail the proxy materials for the meeting. More detailed information on these procedures for Contract Owners or shareholders may be obtained from Lincoln Life, Lincoln New York, or the Trust’s Secretary.

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of [  ] by Lincoln Variable Insurance Products Trust (the “Trust”), a Delaware statutory trust with its principal place of business at 1301 S. Harrison Street, Fort Wayne, Indiana 46802, on behalf of each of its series funds listed in Exhibit A hereto (the “Acquiring Fund” or “Acquired Fund,” as applicable), with respect to the reorganization transaction described herein. Lincoln Financial Investments Corporation (“LFI”) is a party to this agreement solely for purposes of section 10.2 hereof.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986 (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the Acquiring Fund as shown in Exhibit A hereto (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, as described in paragraph 1.3 herein, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and Acquiring Fund are separate investment series of a registered open-end investment management company and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Trust has also determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the Trust, on behalf of the Acquiring Fund and the Acquired Fund, respectively, hereby covenants and agrees as follows:

1. TRANSFER OF ASSETS AND LIABILITIES OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1. Subject to the requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its respective assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares as of the time and date set forth in paragraph 2.1 and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and dividends or interest receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3. The Acquiring Fund shall assume all of the liabilities of the Acquired Fund. The Acquired Fund shall deliver to the Acquiring Fund the Acquired Fund’s Statement of Assets and Liabilities as of the Closing Date pursuant to paragraph 7.2 hereof.

1.4. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its respective shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.5. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will: (i) distribute to the Acquired Fund’s shareholders of record with respect to the classes of shares listed in Exhibit A, determined as of immediately after the close of business on the Closing Date (after giving effect to all redemptions received in good order on the Closing Date), on a pro rata basis within each class, the Acquiring Fund Shares of the class received by the Acquired Fund pursuant to paragraph 1.1 (as listed in Exhibit A) and (ii) completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of record of each class of the Acquired Fund’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”). The aggregate net asset value of such classes of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that class owned by such shareholders on the Closing Date. All issued and outstanding classes of Acquired Fund shares as listed in

Exhibit A will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.6. Ownership of Acquiring Fund Shares of the Acquiring Fund will be shown on its books. Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund’s current prospectus.

1.7. Any reporting responsibility of an Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

1.8. As soon as reasonably practicable after the Closing Date, the Acquired Fund shall make all filings and take all steps as shall be necessary and proper to effect its complete dissolution.

2. VALUATION

2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange (and after the declaration of any dividends and after giving effect to all redemptions received in good order on the Closing Date) (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Trust’s Amended and Restated Agreement and Declaration of Trust and then-current prospectus and statement of additional information with respect to the relevant Acquiring Fund, and valuation procedures established by the Trust’s Board of Trustees (the “Board”).

2.2. All computations of value shall be made by the Trust’s accounting agent and shall be subject to review by the Trust’s independent registered public accounting firm.

3. CLOSING AND CLOSING DATE

3.1. The Closing Date shall be [  ], 2026, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Trust or at such other time and/or place as the parties may agree.

3.2. The Trust shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (i) the Assets have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the Assets of the Acquiring Fund for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Trust, on behalf of the Acquired Fund, shall direct the Custodian to deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940 (the “1940 Act”)) in which the Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by an Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3. The Trust shall direct The Lincoln National Life Insurance Company, as transfer agent for the Acquired Fund (the “Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that: (i) its records contain the names and addresses of the Acquired Fund Shareholders, and (ii) the number and percentage ownership of outstanding shares (of the classes listed in Exhibit A) owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Trust that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date: (a) the New York Stock Exchange or another primary trading market for portfolio securities of an Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

4.1. The Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a) The Acquired Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust’s Amended and

Restated Agreement and Declaration of Trust and its Amended and Restated By-Laws, to own all of its properties and assets and to carry on its business as it is presently being conducted;

(b) The Trust is a registered open-end investment management company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933 (the “1933 Act”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), and the 1940 Act and such as may be required by state securities or blue sky laws;

(d) The current prospectuses and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f) No Acquired Fund is engaged currently, and the execution, delivery and performance of this Agreement will not result, in: (i) a material violation of the Trust’s Amended and Restated Agreement and Declaration of Trust or its Amended and Restated By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, other than as disclosed to the Acquiring Fund; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, other than as disclosed to the Acquiring Fund;

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability, or will be continued with respect to each such Acquired Fund as of the Closing Date;

(h) Except as otherwise disclosed in writing by the Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best of its knowledge, threatened against the Trust, an Acquired Fund, or any of the Trust’s or an Acquired Fund’s properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Except as otherwise disclosed in writing by the Trust, on behalf of the Acquiring Fund, the Trust knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The Statement of Assets and Liabilities and Portfolio of Investments of the Acquired Fund as of December 31, 2025, and the related Statement of Operations, Statement of Changes in Net Assets and Financial Highlights for the periods then ended, have been audited by Ernst & Young, an independent registered public accounting firm, included in its report dated February 26, 2026, and are in accordance with generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date, and the results of its operations and the changes in its net assets for the year then ended, in accordance with U.S. GAAP, and there are no known material contingent liabilities of any Acquired Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j) If the Closing Date occurs during the second half of a calendar year, the Trust, on behalf of the Acquiring Fund, has been furnished with an unaudited Statement of Assets and Liabilities and Portfolio of Investments of the Acquired Fund as of June 30 of such calendar year, and the related unaudited Statement of Operations, Statement of Changes in Net Assets and Financial Highlights for the six-month period then ended. These statements are in accordance with U.S. GAAP and present fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with U.S. GAAP, and there are no known material contingent liabilities of any Acquired Fund as of such date not disclosed therein;

(k) Since December 31, 2025, there have not been any material adverse changes in any Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, in each case except as otherwise disclosed to the Acquiring Fund (for the purposes of this subparagraph (k), a decline in net asset value per share of an Acquired Fund due to declines in market values of securities in such Acquired Fund’s portfolio, the discharge of such Acquired Fund’s liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(l) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(m) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that will have accrued through the Closing Date;

(n) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust, and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3 of this Agreement. The Acquired Fund has no outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any Acquired Fund shares;

(o) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board of the Trust, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of such Acquired Fund, enforceable against such Acquired Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(p) The information to be furnished by the Acquired Fund for use in the registration statement and other documents filed or to be filed by the Trust with any federal, state or local regulatory authority that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects.

4.2. The Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust’s Amended and Restated Agreement and Declaration of Trust and its Amended and Restated By-Laws to own all of its properties and assets and to carry on its business as it is presently being conducted;

(b) The Trust is a registered open-end investment management company, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act, is, or will be as of the Closing Date, in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by an Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectuses and statement of additional information of the Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) No Acquiring Fund is engaged currently, and the execution, delivery and performance of this Agreement will not result, in: (i) a material violation of the Trust’s Amended and Restated Agreement and Declaration of Trust or its Amended and Restated By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, other than as disclosed to the Acquired Fund; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, other than as disclosed to the Acquired Fund;

(f) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best of its knowledge, threatened against the Trust, an Acquiring Fund, or any of the Trust’s or an Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g) All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be duly and validly issued and outstanding, fully paid and non-assessable by the Trust and will be offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. No Acquiring Fund has outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(h) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of the Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable against such Acquiring Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(i) The Acquiring Fund Shares to be issued and delivered to an Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement (as listed in Exhibit A), will, on the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(j) The Trust is not under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(k) No Acquiring Fund has any unamortized or unpaid organizational fees or expenses;

(l) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns; and

(m) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will be eligible to do so and will do so for the taxable year including the Closing Date.

5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1. The Acquiring Fund and the Acquired Fund will each operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include, without limitation, purchases and sales of portfolio securities, sales and redemptions of Acquired Fund shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder (as listed in Exhibit A) are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.4. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares (as listed in Exhibit A) received at the Closing.

5.6. The Acquiring Fund and the Acquired Fund shall use commercially reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as reasonably practicable.

5.7. The Trust, on behalf of the Acquired Fund, covenants that it will, from time to time after the Closing, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm: (a) the Trust’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund’s Shares to be delivered hereunder, and (b) the Trust’s, on behalf of the Acquiring Fund’s, title to and possession of all the Assets.

5.8. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2. The Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in its name by its President or a Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

6.3. The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization (as listed in Exhibit A) after such number has been calculated in accordance with paragraph 1.1 of this Agreement.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1. All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2. The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of portfolio securities of the Acquired Fund showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust;

7.3. The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made in this Agreement are, in all material respects, true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

7.4. The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date; and

7.5. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization (as listed in Exhibit A) after such number has been calculated in accordance with paragraph 1.1 of this Agreement.

7.6. Prior to the Closing Date, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing: (i) all of the Acquired Fund’s investment company taxable income (plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code) and all of its net realized capital gains for the taxable year ending on the Closing Date (computed without regard to any deduction for dividends paid); and (ii) any undistributed investment company taxable income (plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code) and net realized capital gains from any prior period to the extent not otherwise already distributed.

7.7. The Trust, on behalf of the Acquired Fund, shall have furnished to the Acquiring Fund, a certificate, signed by the President or any Vice President and the Treasurer or any Assistant Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to an Acquiring Fund pursuant to this Agreement computed in accordance with applicable sections of the Code and, with respect to securities, showing a breakdown by purchase lot.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Fund or with respect to the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.2. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of any Acquiring Fund or Acquired Fund, provided that either party hereto may for itself waive any of such conditions; and

8.3. The parties shall have received one or more opinions of Dechert LLP, dated on or before the Closing Date, substantially to the effect that, assuming the variable contracts and the insurance companies issuing them are properly structured under the insurance company provisions of the Code, the Reorganization will not be a taxable event for United States federal income tax purposes with respect to contract owners whose contract values are determined by investment in shares of the Acquired Fund (the “Tax Opinions”). For purposes of rendering the Tax Opinions, Dechert LLP may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement/prospectus and statement of additional information included in the registration statement filed on Form N-14 by Lincoln Variable Insurance Products Trust under the 1933 Act with respect to the Reorganization, as well as upon such other written representations verified as of the Closing Date. Notwithstanding anything herein to the contrary, the parties may not waive the condition set forth in this paragraph.

9. INDEMNIFICATION

9.1. The Trust, out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which an Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by any Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

9.2. The Trust, out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which an Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10. BROKERAGE FEES AND EXPENSES

10.1. The Trust, on behalf of the Acquiring Fund and the Acquired Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2. LFI shall bear the costs related to the Reorganization, including brokerage costs, legal fees and accounting fees with respect to the Reorganization, and all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1. The Trust agrees that it has not made any representation, warranty or covenant, on behalf of the Acquiring Fund or the Acquired Fund, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12. TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Trust’s Board, on behalf of either an Acquiring Fund or an Acquired Fund, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Agreement inadvisable.

13. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust, on behalf of either an Acquiring Fund or an Acquired Fund.

14. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Funds at:

Lincoln Variable Insurance Products Trust

150 N. Radnor Chester Road

Radnor, PA 19087

Attn: Gordon Huellmantel

With copies to:

Lincoln Financial Investments Corporation

150 N. Radnor Chester Road

Radnor, PA 19087

Attn: Samuel K. Goldstein, Chief Counsel, Funds Management

15. HEADINGS; COUNTERPARTS; GOVERNING LAW

15.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the date first above written.

Lincoln Variable Insurance Products Trust,

on behalf of the Funds listed in Exhibit A

By:
Name:	Gordon Huellmantel
Title:	Senior Vice President

Lincoln Financial Investments Corporation,

(solely for purposes of section 10.2)

By:
Name:	Gordon Huellmantel
Title:	Senior Vice President

Exhibit A

Acquired Fund	Acquiring Fund
LVIP American Century Large Company Value Fund	LVIP American Century Value Fund

Standard Class	Standard Class

Standard Class II	Standard Class II

Service Class	Service Class

EXHIBIT B

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Acquired Fund’s Standard class, Standard II class and Service class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Acquired Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Acquired Fund’s Independent Registered Public Accounting Firm, whose report, along with the Acquired Fund’s financial statements, is included in the annual report dated December 31, 2025, which is available upon request. The Acquired Fund’s annual report has been incorporated by reference into the SAI.

The information for the fiscal years ended 2021 through 2023 was audited by Deloitte & Touche LLP, (the “Predecessor Fund’s Auditor”), whose report, along with the Fund’s financial statements, is included in the Form N-CSR, which is available upon request by calling 800-480-4111.

	LVIP American Century Large Company Value Fund Standard Class
	Year Ended 12/31/25	4/29/24[1] to 12/31/24
Net asset value, beginning of period	$18.815	$18.140
Income from investment operations:
Net investment income[2]	0.384	0.268
Net realized and unrealized gain	2.487	0.950

Total from investment operations	2.871	1.218

Less dividends and distributions from:
Net investment income	(0.317)	(0.398)
Net realized gain	(1.352)	(0.145)

Total dividends and distributions	(1.669)	(0.543)

Net asset value, end of period	$20.017	$18.815

Total return[3]	15.52%	6.61%

	LVIP American Century Large Company Value Fund Standard Class
	Year Ended 12/31/25	4/29/24[1] to 12/31/24
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$11
Ratio of expenses to average net assets	0.60%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.67%	0.68%
Ratio of net investment income to average net assets	1.92%	2.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.85%	1.96%
Portfolio turnover	64%	41%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

	LVIP American Century Large Company Value Fund Standard Class II Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$18.812	$17.750	$18.08	$19.49	$16.24
Income (loss) from investment operations:
Net investment income[2]	0.360	0.365	0.37	0.35	0.31
Net realized and unrealized gain (loss)	2.489	1.538	0.26	(0.37)	3.20

Total from investment operations	2.849	1.903	0.63	(0.02)	3.51

Less dividends and distributions from:
Net investment income	(0.296)	(0.495)	(0.46)	(0.39)	(0.26)
Net realized gain	(1.352)	(0.346)	(0.50)	(1.00)	—

Total dividends and distributions	(1.648)	(0.841)	(0.96)	(1.39)	(0.26)

Net asset value, end of period	$20.013	$18.812	$17.75	$18.08	$19.49

Total return[3]	15.40%	10.72%	3.88%	(0.26%)	21.71%

	LVIP American Century Large Company Value Fund Standard Class II Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,390	$21,846	$21,616	$23,858	$16,520
Ratio of expenses to average net assets	0.70%	0.70%	0.71%	0.72%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.80%	0.83%	0.83%	0.84%
Ratio of net investment income to average net assets	1.82%	1.95%	2.12%	1.93%	1.68%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.75%	1.85%	2.00%	1.82%	1.55%
Portfolio turnover	64%	41%	37%	30%	40%

[1]

The Fund adopted the accounting and performance history of the American Century Investments® VP Large Company Value Fund Class I, a former portfolio of American Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

	LVIP American Century Large Company Value Fund Service Class Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$19.189	$18.100	$18.41	$19.83	$16.52
Income (loss) from investment operations:
Net investment income[2]	0.337	0.344	0.35	0.33	0.29
Net realized and unrealized gain (loss)	2.538	1.559	0.28	(0.39)	3.25

Total from investment operations	2.875	1.903	0.63	(0.06)	3.54

Less dividends and distributions from:
Net investment income	(0.268)	(0.468)	(0.44)	(0.36)	(0.23)
Net realized gain	(1.352)	(0.346)	(0.50)	(1.00)	—

Total dividends and distributions	(1.620)	(0.814)	(0.94)	(1.36)	(0.23)

Net asset value, end of period	$20.444	$19.189	$18.10	$18.41	$19.83

Total return[3]	15.23%	10.52%	3.78%	(0.46%)	21.53%

	LVIP American Century Large Company Value Fund Service Class Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$140,233	$129,921	$123,507	$130,585	$84,448
Ratio of expenses to average net assets	0.85%	0.85%	0.86%	0.87%	0.86%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.92%	0.95%	0.98%	0.98%	0.99%
Ratio of net investment income to average net assets	1.67%	1.80%	1.97%	1.78%	1.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.60%	1.70%	1.85%	1.67%	1.40%
Portfolio turnover	64%	41%	37%	30%	40%

[1]

The Fund adopted the accounting and performance history of the American Century Investments® VP Large Company Value Fund Class II, a former portfolio of American Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Acquiring Fund’s Standard class, Standard II class and Service class shares for the past five years. Certain information reflects financial results for a single Acquiring Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Acquiring Fund’s Independent Registered Public Accounting Firm, whose report, along with the Acquiring Fund’s financial statements, is included in the annual report dated December 31, 2025, which is available upon request. The Acquiring Fund’s annual report has been incorporated by reference into the SAI.

The information for the fiscal years ended 2021 through 2023 was audited by Deloitte & Touche LLP, (the “Predecessor Fund’s Auditor”), whose report, along with the Fund’s financial statements, is included in the Form N-CSR, which is available upon request by calling 800-480-4111.

	LVIP American Century Value Fund Standard Class
	Year Ended 12/31/25	4/29/24[1] to 12/31/24
Net asset value, beginning of period	$12.227	$11.830
Income from investment operations:
Net investment income[2]	0.283	0.192
Net realized and unrealized gain	1.645	0.610

Total from investment operations	1.928	0.802

Less dividends and distributions from:
Net investment income	(0.216)	(0.290)
Net realized gain	(1.021)	(0.115)

Total dividends and distributions	(1.237)	(0.405)

Net asset value, end of period	$12.918	$12.227

Total return[3]	16.14%	6.67%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$11
Ratio of expenses to average net assets	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.66%
Ratio of net investment income to average net assets	2.20%	2.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.16%	2.32%
Portfolio turnover	66%	37%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

	LVIP American Century Value Fund Standard Class II Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$12.229	$12.190	$12.45	$13.67	$11.17
Income (loss) from investment operations:
Net investment income[2]	0.268	0.282	0.28	0.27	0.23
Net realized and unrealized gain (loss)	1.647	0.849	0.72	(0.16)	2.50

Total from investment operations	1.915	1.131	1.00	0.11	2.73

Less dividends and distributions from:
Net investment income	(0.204)	(0.369)	(0.28)	(0.26)	(0.23)
Net realized gain	(1.021)	(0.723)	(0.98)	(1.07)	—

Total dividends and distributions	(1.225)	(1.092)	(1.26)	(1.33)	(0.23)

Net asset value, end of period	$12.919	$12.229	$12.19	$12.45	$13.67

Total return[3]	16.02%	9.48%	9.10%	0.54%	24.51%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$392,327	$380,764	$387,290	$387,024	$430,055
Ratio of expenses to average net assets	0.71%	0.71%	0.71%	0.74%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.79%	0.84%	0.85%	0.92%
Ratio of net investment income to average net assets	2.10%	2.28%	2.37%	2.12%	1.79%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.06%	2.20%	2.24%	2.01%	1.60%
Portfolio turnover	66%	37%	35%	49%	49%

[1]

The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP Value Fund, a former portfolio of American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

	LVIP American Century Value Fund Service Class Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$12.246	$12.210	$12.46	$13.69	$11.19
Income (loss) from investment operations:
Net investment income[2]	0.249	0.264	0.26	0.25	0.21
Net realized and unrealized gain (loss)	1.648	0.846	0.74	(0.16)	2.50

Total from investment operations	1.897	1.110	1.00	0.09	2.71

Less dividends and distributions from:
Net investment income	(0.185)	(0.351)	(0.27)	(0.25)	(0.21)
Net realized gain	(1.021)	(0.723)	(0.98)	(1.07)	—

Total dividends and distributions	(1.206)	(1.074)	(1.25)	(1.32)	(0.21)

Net asset value, end of period	$12.937	$12.246	$12.21	$12.46	$13.69

Total return[3]	15.85%	9.29%	9.02%	0.31%	24.28%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$524,824	$494,364	$517,477	$539,924	$543,896
Ratio of expenses to average net assets	0.86%	0.86%	0.86%	0.89%	0.88%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.90%	0.94%	0.99%	1.00%	1.07%
Ratio of net investment income to average net assets	1.95%	2.13%	2.22%	1.97%	1.64%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.91%	2.05%	2.09%	1.86%	1.45%
Portfolio turnover	66%	37%	35%	49%	49%

[1]

The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP Value Fund, a former portfolio of American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

PO Box 43131 Providence, RI 02940-3131 Please detach at perforation before mailing. LVIP AMERICAN CENTURY LARGE COMPANY VALUE FUND PROXY (a series of Lincoln Variable Insurance Products Trust) 1301 S. HARRISON STREET, FORT WAYNE, IN 46802 SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 4, 2026 THIS PROXY IS BEING SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST. The undersigned, revoking previous proxies with respect to the shares in the name of the undersigned, hereby appoint(s) John Morriss, Samuel K. Goldstein, and James Hoffmayer, or any of them as Proxies of the undersigned with full power of substitution, to vote and act with respect to the LVIP American Century Large Company Value Fund (the “Acquired Fund”), a series of the Lincoln Variable Insurance Products Trust (the “Trust”), with respect to which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held at the offices of the Trust located at 150 North Radnor-Chester Road, Radnor, Pennsylvania 19087 on June 4, 2026, at 11:30 a.m. Eastern Time and at any adjournments or postponements thereof. I acknowledge receipt of the Notice of the Special Meeting of the Shareholders and accompanying Proxy Statement dated on or about April 13, 2026. VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-800-337-3503 LIN_35012_021826 PLEASE VOTE, SIGN AND DATE ON THE REVERSE SIDE AND RETURN THE PROXY PROMPTLY USING THE ENCLOSED ENVELOPE. xxxxxxxxxxxxxx code

EVERY SHAREHOLDER’S VOTE IS IMPORTANT! Important Notice Regarding the Availability of Proxy Materials for the LVIP American Century Large Company Value Fund Special Meeting of Shareholders to be held on June 4, 2026. The Proxy Statement for this meeting is available at: https://www.proxy-direct.com/lin-35012 Please detach at perforation before mailing. This proxy will be voted as instructed. If no specification is made for the Proposal, the proxy will be voted “FOR” the Proposal. The Proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting or any adjournments or postponements thereof. TO VOTE MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS EXAMPLE: X Proposal The Board of Trustees unanimously recommends a vote “FOR” Proposal 1. 1. To approve the Agreement and Plan of Reorganization with respect to the reorganization of the LVIP American Century Large Company Value Fund into the LVIP American Century Value Fund, also a series of the Trust. 2. To transact such other business that may properly come before the Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes. Authorized Signatures — This section must be completed for your vote to be counted. — Sign and Date Below Note: Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing as attorney, executor, administrator, trustee, officer of corporation or other entity or in another representative capacity, please give the full title under the signature. Date (mm/dd/yyyy) — Please print date below Signature 1 — Please keep signature within the box Signature 2 — Please keep signature within the box Scanner bar code xxxxxxxxxxxxxx LIN1 35012 xxxxxxxx

PO Box 43131 Providence, RI 02940-3131 Please detach at perforation before mailing. LVIP AMERICAN CENTURY LARGE COMPANY VALUE FUND VOTING INSTRUCTION CARD (a series of Lincoln Variable Insurance Products Trust) 1301 S. HARRISON STREET, FORT WAYNE, IN 46802 SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 4, 2026 THIS VOTING INSTRUCTION CARD IS BEING SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST. [INSURANCE COMPANY DROP-IN] Revoking any prior instructions, the undersigned instructs the above referenced insurance company (the “Company”) to vote and act with respect to the LVIP American Century Large Company Value Fund (the “Acquired Fund”), a series of the Lincoln Variable Insurance Products Trust (the “Trust”), that are attributable to his or her contract or interest therein and held in the Company separate account, at the Special Meeting of Shareholders to be held at the offices of the Trust located at 150 North Radnor-Chester Road, Radnor, Pennsylvania 19087 on June 4, 2026, at 11:30 a.m. Eastern Time and at any adjournments or postponements thereof. If you sign on the reverse side but do not mark instructions, the Company will vote all shares of the Fund attributable to your account value FOR the proposal. If you do not return this Voting Instruction Card, the Company will vote all shares attributable to your account value in proportion to the timely voting instructions actually received from contract owners in the separate account. VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-866-298-8476 LIN_35012_021826_VI PLEASE VOTE, SIGN AND DATE ON THE REVERSE SIDE AND RETURN THE VOTING INSTRUCTION CARD PROMPTLY USING THE ENCLOSED ENVELOPE. xxxxxxxxxxxxxx code

EVERY CONTRACT OWNER’S VOTE IS IMPORTANT! Important Notice Regarding the Availability of Proxy Materials for the LVIP American Century Large Company Value Fund Special Meeting of Shareholders to be held on June 4, 2026. The Proxy Statement for this meeting is available at: https://www.proxy-direct.com/lin-35012 Please detach at perforation before mailing. This Voting Instruction Card will be voted as instructed. If no specification is made for the Proposal, the Voting Instruction Card will be voted “FOR” the Proposal. The Proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting or any adjournments or postponements thereof. TO VOTE MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS EXAMPLE: X Proposal The Board of Trustees unanimously recommends a vote “FOR” Proposal 1. 1. To approve the Agreement and Plan of Reorganization with respect to the reorganization of the LVIP American Century Large Company Value Fund into the LVIP American Century Value Fund, also a series of the Trust. 2. To transact such other business that may properly come before the Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes. Authorized Signatures — This section must be completed for your vote to be counted. — Sign and Date Below Note: Please sign exactly as your name(s) appear(s) on this voting instruction card, and date it. When shares are held jointly, each holder should sign. When signing as attorney, executor, administrator, trustee, officer of corporation or other entity or in another representative capacity, please give the full title under the signature. Date (mm/dd/yyyy) — Please print date below Signature 1 — Please keep signature within the box Signature 2 — Please keep signature within the box Scanner bar code xxxxxxxxxxxxxx LIN2 35012 xxxxxxxx

STATEMENT OF ADDITIONAL INFORMATION

Dated April 13, 2026

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

1301 SOUTH HARRISON STREET

FORT WAYNE, INDIANA 46802

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Proxy Statement/Prospectus dated April 13, 2026, relating specifically to the proposed transfer of all of the assets of LVIP American Century Large Company Value Fund (the “Acquired Fund”) to, and the assumption of the liabilities of the Acquired Fund by, LVIP American Century Value Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund having an aggregate value equal to the aggregate net asset value of the Acquired Fund (the “Reorganization”). The Reorganization is proposed to occur pursuant to an Agreement and Plan of Reorganization, subject to approval by the shareholders of the Acquired Fund. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus. Each of the Acquired Fund and the Acquiring Fund is a series of Lincoln Variable Insurance Products Trust (the “Trust”).

To obtain a copy of the Proxy Statement/Prospectus, please call 866-436-8717 or write to the Trust at the address above.

Information Incorporated by Reference

This SAI incorporates by reference the following documents as filed with the Securities and Exchange Commission (File Nos. 33-70742 and 811-08090):

•	The prospectus and statement of additional information for the Acquired Fund, dated May 1, 2025 (File No. 033-70742; Accession No. 0001193125-25-107080);

•	The supplement for the Acquired Fund, dated January 9, 2026 (File No. 033-70742; Accession No. 0001193125-26-008522);

•	The prospectus and statement of additional information for the Acquiring Fund, dated May 1, 2025 (File No. 033-70742; Accession No. 0001193125-25-107080);

•	The Annual Reports to shareholders of the Acquired Fund for the fiscal year ended December 31, 2025 (Accession No. 0001398344-26-004775);

•	The Annual Reports to shareholders of the Acquiring Fund for the fiscal year ended December 31, 2025 (Accession No. 0001398344-26-004775);

•	The Semi-Annual Reports to shareholders of the Acquired Fund for the six months ended June 30, 2025 (Accession No. 0001398344-25-017117); and,

•	The Semi-Annual Reports to shareholders of the Acquiring Fund for the six months ended June 30, 2025 (Accession No. 0001398344-25-017117).

Supplemental Financial Information

Tables showing the fees and expenses of the Acquiring Fund and the Acquired Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the Reorganization, are included in the “Comparison of Fees and Expenses” section in the Proxy Statement/Prospectus.

1

It is currently anticipated that approximately 38% of the Acquired Fund’s holdings will be sold in advance of the Reorganization and the resulting proceeds will be invested in accordance with Acquiring Fund’s principal investment strategies. A schedule of investments of the Acquiring Fund as of December 31, 2025, is included in the above referenced annual report. Notwithstanding the foregoing, changes may be made to Acquired Fund’s portfolio in advance of the Reorganization and/or Acquiring Fund’s portfolio following the Reorganization. It is not anticipated that the Reorganization will result in a material change to the Acquired Fund’s investment portfolio due to investment restrictions.

There are no material differences in the accounting, valuation and tax policies of the Acquired Funds as compared to those of the Acquiring Fund.

2

Part C - Other Information
Item 15. Indemnification
As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 (the “1940 Act”) and pursuant to Article VII, Section 2 of the Trust's Agreement and Declaration of Trust (Exhibit 28(a) to the Registration Statement) and Article VI of the Trust's By-Laws (Exhibit 28(b) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands. The Independent Trustees have entered into an Indemnification Agreement with the Trust which obligates the Trust to indemnify the Independent Trustees in certain situations and which provides the procedures and presumptions with respect to such indemnification obligations.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933” Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The Registrant has purchased an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.
Section 9 of the Investment Management Agreements (Exhibits 28(d)(1) and (2) to the Registration Statement) limits the liability of Lincoln Financial Investments Corporation (“LFI”) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LFI of its respective obligations and duties under the Agreements. Certain other agreements to which the Trust is a party also contain indemnification provisions.
The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with SEC Release No. 11330 so long as the interpretations of Sections 17(h) and 17(i) of the 1940 Act remain in effect and are consistently applied.
Item 16. Exhibits
Defined Terms for Exhibits:
•
Lincoln Financial Investments Corporation (“LFI”)
•
Lincoln Variable Insurance Products Trust (“LVIP Trust”)
•
Lincoln Financial Distributors, Inc. (“LFD”)
•
The Lincoln National Life Insurance Company (“Lincoln Life”)
•
Lincoln Life & Annuity Company of New York (“Lincoln New York”)
•
Post-Effective Amendment (“PEA”)
Each of the following exhibits are incorporated by reference herein to the previously filed documents indicated, except as otherwise noted:
(1)	Declaration of Trust.
	(a)	Agreement and Declaration of Trust, dated February 1, 2003, previously filed with PEA 13 on April 4, 2003.
	(b)	Certificate of Trust, dated January 31, 2003, previously filed with PEA 143 on January 7, 2013.
(2)	By-laws.
	(a)	By-laws of LVIP Trust, dated September 15, 2015, previously filed with PEA 165 on January 8, 2016.
(3)		N/A
(4)		Form of Agreement and Plan of Reorganization, previously filed with the Trust’s Registration Statement on Form N-14 on March 13, 2026.
1

(5)
Articles II, VII, and VIII of the Agreement and Declaration of Trust and Articles III, V and VI of the Amended Bylaws,
incorporated by reference into Exhibits (a) and (b) hereto, define the rights of holders of shares.

(6)	Investment Advisory Contracts.
	(a)	Investment Management Agreement, dated April 30, 2007, between LVIP Trust and LFI, previously filed with PEA 41 on April 15, 2008.
		(1)	Amendment to Schedule A to the Investment Management Agreement, dated June 17, 2022, between LVIP Trust and LFI, previously filed with PEA 233 on April 28, 2023.
(2)
Amendment to Schedule A to the Investment Management Agreement, dated October 1, 2025, between
LVIP Trust and LFI, previously filed with the Trust’s Registration Statement on Form N-14 on December 3,
2025.

	(b)	Investment Management Agreement, dated March 20, 2019, between LVIP BlackRock Global Allocation Fund Cayman, Ltd. and LFI, previously filed with PEA 197 on April 25, 2019.
	(c)	Reserved.
	(d)	Sub-Advisory Contracts.
		(1)	Sub-Advisory Agreement dated April 1, 2021, between LFI and AllianceBernstein, L.P., previously filed with PEA 219 on April 30, 2021.
			(i)	Amendment to Sub-Advisory Agreement dated April 5, 2024, between LFI and AllianceBernstein L.P., previously filed with PEA 259 on April 19, 2024.
		(2)	Sub-Advisory Agreement dated April 30, 2019, between LFI and American Century Investment Management Inc., previously filed with PEA 199 on April 30, 2019.
			(i)	Amendment to Schedule A to Sub-Advisory Agreement dated November 2, 2023, between LFI and American Century Investment Management, Inc., previously filed with PEA 248 on November 17, 2023.
(ii)
Amendment No. 3 to Schedule A to Sub-Advisory Agreement dated May 1, 2026, between LFI and American Century Investment Management, Inc., previously filed with the Trust’s
Registration Statement on Form N-14 on February 20, 2026.

		(3)	Sub-Advisory Agreement dated June 5, 2007, between LFI and BAMCO, Inc., pertaining to the LVIP Baron Growth Opportunities Fund, previously filed with PEA 132 on April 30, 2012.
			(i)	Amendment to Schedule A to Sub-Advisory Agreement dated January 1, 2023, between LFI and BAMCO, Inc., previously filed with PEA 233 on April 28, 2023.
		(4)	Sub-Advisory Agreement dated March 21, 2016, between LFI and BlackRock Advisors, LLC, previously filed with PEA 168 on April 29, 2016.
			(i)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2023, between LFI and BlackRock Advisors, LLC, previously filed with PEA 245 on October 16, 2023.
		(5)	Sub-Advisory Agreement dated April 30, 2010, between LFI and BlackRock Financial Management, Inc., previously filed with PEA 132 on April 12, 2012.
		(6)	Sub-Advisory Agreement dated August 27, 2012, between LFI and BlackRock Investment Management, LLC, previously filed with PEA 145 on April 30, 2013.
			(i)	Side Letter to Sub-Advisory Agreement dated June 16, 2020, between LFI and BlackRock Investment Management, LLC, previously filed with PEA 211 on December 15, 2020.
			(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated December 17, 2021, between LFI and BlackRock Investment Management, LLC., previously filed with PEA 226 on April 29, 2022.
			(iii)	Amendment to Schedule A to Sub-Advisory Agreement dated May 1, 2025, between LFI and BlackRock Investment Management, LLC., previously filed with PEA 266 on February 21, 2025.
		(7)	Sub-Advisory Agreement dated January 1, 2017, between LFI and BlackRock Investment Management, LLC, previously filed with PEA 211 on December 15, 2020.
			(i)	Amendment to Schedule A to Sub-Advisory Agreement dated September 27, 2017, between LFI and BlackRock Investment Management, previously filed with PEA 211 on December 15, 2020.
		(8)	Sub-Advisory Agreement dated May 20, 2022, between LFI and Channing Capital Management LLC, previously filed with PEA 228 on July 18, 2022.
			(i)	Side Letter to Sub-Advisory Agreement dated May 20, 2022, between LFI and Channing Capital Management LLC, previously filed with PEA 228 on July 18, 2022.
2

(9)	Sub-Advisory Agreement dated July 30, 2020, between LFI and ClearBridge Investments, LLC, previously filed with PEA 211 on December 11, 2020.
(i) Amendment No. 1 to Schedule A to Sub-Advisory Agreement dated May 3, 2024, between LFI and ClearBridge Investments, LLC, previously filed with PEA 262 on May 17, 2024.
(ii)
Amendment No. 2 to Schedule A to Sub-Advisory Agreement dated April 1, 2026, between LFI and ClearBridge Investments, LLC, previously filed with the Trust’s Registration Statement on
Form N-14 on December 3, 2025.

(10)	Assignment and Assumption of Sub-Advisory Agreements, dated June 20, 2013, between LFI and Delaware Management Company, previously filed with PEA 204 on April 16, 2020.
(11)	Reserved.
(12)	Sub-Advisory Agreement dated May 1, 2015, between LFI and Dimensional Fund Advisors LP, previously filed with PEA 162 on April 30, 2015.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated March 10, 2021, between LFI and Dimensional Fund Advisers LP, previously filed with PEA 219 on April 30, 2021.
(13)	Sub-Advisory Agreement dated May 1, 2025, between LFI and FIAM LLC, previously filed with PEA 266 on February 21, 2025.
(14)	Sub-Advisory Agreement dated April 30, 2014, between LFI and Franklin Advisers, Inc., previously filed with PEA 152 on April 30, 2014.
(i) Amendment No. 2 to Schedule A to Sub-Advisory Agreement dated April 1, 2018, between LFI and Franklin Advisers, Inc., previously filed with PEA 186 on April 30, 2018.
(ii) Amendment No. 3 to sub-Advisory Agreement dated April 28, 2023, between LFI and Franklin Advisors, Inc., previously filed with PEA 233 on April 28, 2023.
(15)	Amended & Restated Sub-Advisory Agreement dated August 7, 2021, between LFI and Franklin Advisers, Inc., previously filed with PEA 225 on September 7, 2021.
(i) Amendment No. 1 to Sub-Advisory Agreement dated May 3, 2024, between LFI and Franklin Advisors, Inc., previously filed with PEA 262 on May 17, 2024.
(16)	Sub-Advisory Agreement dated January 27, 2016, between LFI and Franklin Mutual Advisers, LLC, previously filed with PEA 168 on April 29, 2016.
(i) Amendment No. 1 to Sub-Advisory Agreement dated February 1, 2026, between LFI and Franklin Mutual Advisers, LLC, previously filed with PEA 272 on February 11, 2026.
(17)	Sub-Advisory Agreement dated April 30, 2014, between LFI and Goldman Sachs Asset Management, L.P., previously filed with PEA 152 on April 30, 2014.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated April 14, 2017, between LFI and Goldman Sachs Asset Management, L.P., previously filed with PEA 178 on April 28, 2017.
(18)	Sub-Advisory Agreement dated February 8, 2019, between LFI and Invesco Advisers Inc. previously filed with PEA 199 on April 30, 2019.
(19)	Sub-Advisory Agreement dated February 8, 2019, between LFI and Invesco Capital Management LLC, previously filed with PEA 199 on April 30, 2019.
(20)	Sub-Advisory Agreement dated September 21, 2012, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 145 on April 30, 2013.
(i) Amendment to Sub-Advisory Agreement dated August 31, 2018, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.
(ii) Amendment to Sub-Advisory Agreement dated August 31, 2018, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.
(iii)
Amendment to Schedule A to Sub-Advisory Agreement dated March 24, 2022, between LFI and
J.P. Morgan Investment Management, Inc., previously filed with the Trust’s Registration
Statement on Form N-14 on April 18, 2022.

(iv) Side Letter to Sub-Advisory Agreement dated April 18, 2023, between LFI and J.P. Morgan Investment Management, Inc., previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(v) Amendment No. 7 to Sub-Advisory Agreement dated May 1, 2023, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 233 on April 28, 2023.
3

	(vi)	Amendment to Schedule A to Sub-Advisory Agreement dated May 1, 2025, between LFI and J.P. Morgan Investment Management, Inc., previously filed with PEA 269 on May 1, 2025.
	(vii)	Side Letter to Sub-Advisory Agreement dated March 21, 2025, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 269 on May 1, 2025.
(21)	Sub-Advisory Agreement dated April 30, 2010, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Sub-Advisory Agreement dated August 31, 2018, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LFI and J.P. Morgan Investment Management, Inc., previously filed with PEA 211 on December 15, 2020.
(22)	Sub-Advisory Agreement dated April 30, 2018, between LFI and Loomis, Sayles & Company, L.P., previously filed with PEA 211 on December 15, 2020.
	(i)	Amendment No. 1 to Sub-Advisory Agreement dated February 1, 2026, between LFI and Loomis, Sayles & Company, L.P., previously filed with PEA 272 on February 11, 2026.
(23)	Sub-Advisory Agreement dated October 30, 2018, between LFI and Massachusetts Financial Services Company, previously filed with PEA 211 on December 15, 2020.
(24)	Sub-Advisory Agreement dated October 1, 2010, between LFI and Massachusetts Financial Services Company, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated September 30, 2020, between LFI Massachusetts Financial Services Company, previously filed with PEA 211 on December 15, 2020.
	(ii)	Amendment No. 5 to Sub-Advisory Agreement dated January 1, 2023, between LFI and Massachusetts Financial Services Company, previously filed with PEA 233 on April 28, 2023.
(25)	Sub-Advisory Agreement dated April 30, 2007, between LFI and Massachusetts Financial Services Company, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated January 1, 2022, between LFI and Massachusetts Financial Services Company, previously filed with PEA 226 on April 29, 2022.
(26)	Sub-Advisory Agreement dated May 1, 2016, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 168 on April 29, 2016.
	(i)	Amendment to Sub-Advisory Agreement dated October 1, 2017, between Milliman Financial Risk Management LLC, previously filed with PEA 211 on December 15, 2020.
	(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated May 1, 2020, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 205 on April 29, 2020.
(27)	Sub-Advisory Agreement dated March 1, 2021, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 219 on April 30, 2021.
	(i)	Amendment to Schedule A to the Sub-Advisory Agreement dated June 18, 2021, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 225 on September 7, 2021.
	(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated March 28, 2023, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 233 on April 28, 2023.
	(iii)	Amendment to Schedule A to the Sub-Advisory Agreement dated October 1, 2023, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 248 on November 17, 2023.
(28)	Sub-Advisory Agreement dated July 12, 2011, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2021, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 225 on September 7, 2021.
(29)	Sub-Advisory Agreement dated July 12, 2011, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2021, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 225 on September 7, 2021.
(30)	Sub-Advisory Agreement dated December 1, 2025, between LFI and Nomura Investments Fund Advisers, previously filed with PEA 271 on December 15, 2025.
4

(31)
Sub-Advisory Agreement dated April 1, 2026, between LFI and Nomura Corporate Research and Asset
Management Inc., previously filed with the Trust’s Registration Statement on Form N-14 on March 10,
2026.

(32)	Sub-Advisory Agreement dated April 30, 2014, between LFI and Pacific Investment Management Company LLC, previously filed with PEA 152 on April 30, 2014.
	(i)	Amendment to Sub-Advisory Agreement dated September 20, 2021, between LFI and Pacific Investment Management Company LLC, previously filed with PEA 226 on April 29, 2022.
(33)	Reserved.
(34)	Sub-Advisory Agreement effective April 28, 2020, between LFI and Schroder Investment Management North America Inc., previously filed with PEA 205 on April 29, 2020.
(35)	Sub-Advisory Agreement dated April 30, 2008, between LFI and SSGA Funds Management, Inc., previously filed with PEA 152 on April 30, 2014.
	(i)	Amendment to Schedule A to the Sub-Advisory Agreement dated February 1, 2021, between LFI and SSGA Funds Management, Inc., previously filed with PEA 219 on April 30, 2021.
	(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated April 1, 2021, between LFI and SSGA Funds Management, Inc., previously filed with PEA 219 on April 30, 2021.
(36)	Sub-Advisory Agreement dated February 8, 2016, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 168 on April 29, 2016.
	(i)	Amendment to Sub-Advisory Agreement dated March 8, 2016, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 190 on September 28, 2018.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 211 on December 15, 2020.
(37)	Sub-Advisory Agreement dated February 1, 2018, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 182 on January 31, 2018.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated April 6, 2020, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 205 on April 29, 2020.
(38)	Sub-Advisory Agreement dated April 30, 2007, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated September 13, 2017, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 186 on April 30, 2018.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2023, between LFI and T. Rowe Price Associates, Inc. previously filed with PEA 238 on July 17, 2023.
(39)	Sub-Advisory Agreement dated April 30, 2007, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Sub-Advisory Agreement dated March 8, 2016, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 186 on April 30, 2018.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 211 on December 15, 2020.
	(iii)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2023, between LFI and T. Rowe Price Associates, Inc. previously filed with PEA 238 on July 17, 2023.
(40)	Sub-Advisory Agreement dated September 21, 2012, between LFI and Templeton Investment Counsel, LLC, previously filed with PEA 145 on April 30, 2013.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2015, between LFI and Templeton Investment Counsel, LLC, previously filed with PEA 211 on December 15, 2020.
(41)	Sub-Advisory Agreement dated April 30, 2007, between LFI and Wellington Management Company, LLP, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2017, between LFI and Wellington Management Company, LLC, previously filed with PEA 211 on December 15, 2020.
(42)	Sub-Advisory Agreement dated April 30, 2007, between LFI and Wellington Management Company, LLP, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2018, between LFI and Wellington Management Company, LLP, previously filed with PEA 192 on October 31, 2018.
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(ii) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2022, between LFI and Wellington Management Company, LLP, previously filed with PEA 233 on April 28, 2023.
		(43)	Sub-Advisory Agreement dated July 31, 2020, between LFI and Western Asset Management Company, LLC, previously filed with PEA 211 on December 15, 2020.
		(44)	Sub-Sub-Advisory Agreement dated March 13, 2017, between BlackRock Financial Management Inc. and BlackRock International Limited, previously filed with PEA 219 on April 30, 2021.
		(45)	Sub-Sub-Advisory Agreement dated February 11, 2022, between BlackRock Investment Management and BlackRock Singapore Limited, previously filed with PEA 226 on April 29, 2022.
		(46)	Sub-Sub-Advisory Agreement dated April 25, 2024, between BlackRock Investment Management, LLC and BlackRock International Limited, previously filed with PEA 271 on December 15, 2025.
		(47)	Sub-Sub-Advisory Agreement dated May 1, 2025, between FIAM, LLC and FMR INVESTMENT MANAGEMENT (UK) LIMITED, previously filed with the Trust’s Registration Statement on Form N-14 on May 15, 2025.
		(48)	Sub-Sub-Advisory Agreement dated April 30, 2014, between Franklin Advisers, Inc. and K2/D&S Management Co., L.L.C, previously filed with PEA 152 on April 30, 2014.
		(49)	Sub-Sub-Advisory Agreement dated April 30, 2014, between Franklin Advisers, Inc. and Templeton Investment Counsel, LLC, previously filed with PEA 152 on April 30, 2014.
		(50)	Sub-Sub-Advisory Agreement dated April 30, 2014, between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC, previously filed with PEA 152 on April 30, 2014.
		(51)	Sub-Sub-Advisory Agreement dated December 1, 2025, between Nomura Investments Fund Advisers and Macquarie Investment Management Global Limited, previously filed with PEA 271 on December 15, 2025.
(52)
Sub-Sub-Advisory Agreement dated April 28, 2020, between Schroder Investment Management North
America Inc. and Schroder Investment Management North America Limited, previously filed with PEA 219 on April 30, 2021.

		(53)	Sub-Advisory Agreement between LFI, LVIP BlackRock Global Allocation Fund Cayman Ltd., and BlackRock Investment Management, LLC, previously filed with PEA 197 on April 25, 2019.
(54)
Amended & Restated Sub-Advisory Agreement dated April 26, 2019, between LFI, LVIP BlackRock Global
Allocation Fund Cayman Ltd., and BlackRock Investment Management, LLC, previously filed with PEA 226 on April 29, 2022.

(7)	Underwriting Contracts.
	(a)	Principal Underwriting Agreement dated January 1, 2012, between LVIP Trust and LFD, previously filed with PEA 125 on April 9, 2012.
		(1)	Amendment to Schedule A to Principal Underwriting Agreement dated June 30, 2021, between LVIP Trust and LFD, previously filed with PEA 226 on April 29, 2022.
		(2)	Amendment to Schedule A to Principal Underwriting Agreement dated April 11, 2023, between LVIP Trust and LFD, filed with PEA 233 on April 28, 2023.
(8)	N/A
(9)	Custodian Agreements.
	(a)	Mutual Fund Custody and Services Agreement dated June 19, 2018, between LVIP Trust and State Street Bank and Trust Company, previously filed with Pre-Effective Amendment 1 on January 1, 2019.
		(1)	Amendment to Appendix A to Mutual Fund Custody Agreement dated November 18, 2021, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 226 on April 29, 2022.
		(2)	Amendment to Appendix A to Mutual Fund Custody Agreement dated March 28, 2023, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 233 on April 28, 2023.
		(3)	Amendment to Appendix A to Mutual Fund Custody Agreement dated January 30, 2024, previously filed with the Trust’s Registration Statement on Form N-14 on December 3, 2025.
(10)	Rule 12b-1 Plan and Rule 18f-3 Plan.
	(a)	Service Class Distribution and Service Plan, previously filed with PEA 141 on August 27, 2012.
		(1)	Amendment to Schedule I of the Service Class Distribution and Service Plan dated May 30, 2025, previously filed with the Trust’s Registration Statement on Form N-14 on December 3, 2025
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	(b)	Distribution Services Agreement dated May 1, 2008, between LVIP Trust and LFD, previously filed with PEA 141 on August 27, 2012.
(1) Amendment to Schedule A to the Distribution Services Agreement dated October 1, 2023, between LVIP Trust and LFD, previously filed with PEA 247 on October 31, 2023.
(2) Amendment to Schedule A to the Distribution Services Agreement dated May 30, 2025, previously filed with the Trust’s Registration Statement on Form N-14 on December 3, 2025.
	(c)	Rule 18f-3 Multiple Class Plan approved October 23, 2023, previously filed with PEA 247 on October 31, 2023.
(11)	Legal Opinion.
	(a)	Legal Opinion of Counsel dated April 1, 2003, regarding issuance of shares, previously filed with PEA 13 on April 4, 2003.
	(b)	Legal Opinion of Counsel dated April 27, 2007, regarding issuance of shares, previously filed with PEA 41 on April 15, 2008.
	(c)	Legal Opinion of Counsel dated March 13, 2026, previously filed with the Trust’s Registration Statement on Form N-14 on March 13, 2026.
(12)	(a)	N/A
(13)	Other Material Contracts.
(a)
Fund Accounting and Financial Administration Agreement dated June 19, 2018, between LVIP Trust and State Street
Bank and Trust Company, previously filed with Pre-Effective Amendment 1 on January 1, 2019.

(1)
Amendment to Annex I to Fund Accounting and Financial Administration Agreement dated March 28,
2023, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 233 on April
28, 2023.

	(b)	Administration Agreement dated January 1, 2015, between LVIP Trust and Lincoln Life, previously filed with PEA 175 on January 6, 2015.
(i) Amendment to Administration Agreement dated May 1, 2017, between LVIP Trust and Lincoln Life, previously filed with PEA 186 on April 30, 2018.
(ii) Amendment to Administration Agreement dated December 1, 2023, between LVIP Trust and Lincoln Life, previously filed with PEA 249 on December 11, 2023.
	(c)	Amended and Restated Expense Limitation Agreement dated April 26, 2019, between LFI and LVIP Trust, previously filed with PEA 197 on April 25, 2017.
(1) Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated March 28, 2023, previously filed with PEA 233 on April 28, 2023.
(2) Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated January 1, 2026, previously filed with the Trust’s Registration Statement on Form N-14 on February 20, 2026.
	(d)	Advisory Fee Waiver Agreement dated March 7, 2013, between LFI and LVIP Trust, previously filed with PEA 145 on April 30, 2013.
(1) Amendment to Schedule A to the Advisory Fee Waiver Agreement dated March 28, 2023, previously filed with PEA 233 on April 28, 2023.
(2) Amendment to Schedule A to the Advisory Fee Waiver Agreement dated January 1, 2026, previously filed with the Trust’s Registration Statement on Form N-14 on February 20, 2026.
	(e)	Consulting Agreements
(1) Consulting Agreement dated April 29, 2011, between LFI and The Vanguard Group Inc., previously filed with PEA 129 on April 11, 2012.
(2) Consulting Agreement dated January 1, 2018, between LFI and Goldman Sachs Asset Management, L.P., previously filed with PEA 186 on April 30, 2018.
	(f)	Form of Participation Agreement, previously filed with PEA 1 on April 9, 2026.
	(g)	Form of Indemnification Agreement, previously filed with PEA 125 on April 9, 2012.
(14)	(a)	Consent of Independent Registered Public Accounting Firm dated March 13, 2026, previously filed with the Trust’s Registration Statement on Form N-14 on March 13, 2026.
(15)	N/A
(16)	(a)	Power of Attorney dated December 9, 2025, previously filed with the Trust’s Registration Statement on Form N-14 on March 13, 2026.
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(17)	Codes of Ethics.
	(a)	Code of Ethics for LVIP Trust and LFI, previously filed with PEA 235 on June 16, 2023.
	(b)	Code of Ethics for LFD, previously filed with the Trust’s Registration Statement on Form N-14 on December 3, 2025.
	(c)	Code of Ethics for American Century Investment Management, Inc., filed herewith.
	(d)	Code of Ethics for Franklin affiliated companies, previously filed with PEA 226 on April 29, 2022.
	(e)	Code of Ethics for Schroder Investment Management North America Inc., previously filed with PEA 226 on April 29, 2022.
(18)	N/A
Item 17. Undertakings
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.
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SIGNATURE PAGE
As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the city of Fort Wayne and the State of Indiana, on this 13th day of April 2026.
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
By: /s/Gordon Huellmantel Gordon Huellmantel Senior Vice President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities and on the date indicated above.
Signature		Title
By:	/s/John Morriss* John Morriss	Chairman of the Board, Trustee and President (Principal Executive Officer)
By:	/s/James Hoffmayer James Hoffmayer	Chief Accounting Officer (Principal Accounting Officer and Principal Financial Officer)
/s/Steve A. Cobb* Steve A. Cobb		Trustee
/s/Peter F. Finnerty* Peter F. Finnerty		Trustee
/s/Ken C. Joseph* Ken C. Joseph		Trustee
/s/Barbara L. Lamb* Barbara L. Lamb		Trustee
/s/Pamela L. Salaway* Pamela L. Salaway		Trustee
/s/Manisha A. Thakor* Manisha A. Thakor		Trustee
/s/Brian W. Wixted* Brian W. Wixted		Trustee
/s/Nancy B. Wolcott* Nancy B. Wolcott		Trustee
By:	/s/Gordon Huellmantel Gordon Huellmantel	Attorney-in-Fact
*Pursuant to a Power of Attorney dated December 9, 2025, previously filed with the Trust’s Registration Statement on Form N-14 on March 13, 2026.